Annual Total Returns - Fidelity Managed Retirement 2010 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-05 - Fidelity Managed Retirement 2010 Fund	Sep. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Fidelity Advisor Managed Retirement 2010 Fund: Class Z6
Bar Chart Table:
Annual Return 2020	9.78%